Related party transactions (Details) - USD ($) $ in Thousands		7 Months Ended	12 Months Ended
		Aug. 12, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Time charter revenues			$ 57,465	$ 22,227	$ 0
OPERATING EXPENSES
Vessel operating expenses			(9,679)	(6,197)	0
Financial (income) expense
Interest income from joint ventures and demand note			7,568	4,959	2,122
Interest expense and commitment fees			(17,770)	(9,665)	(352)
Total		$ (11,941)	41,279	1,314	40,466
Hoegh LNG and Subsidiaries [Member]
Revenues
Time charter revenues	[1]		0	13,269	0
OPERATING EXPENSES
Vessel operating expenses	[2]		(6,505)	(5,297)	0
Hours, travel expenses and overhead	[3]		(2,002)	(2,016)	(2,088)
Allocated administrative expenses	[4]		0	(4,723)	(4,260)
Construction contract expense: supervision cost	[5]		0	(761)	(2,559)
Construction contract expense: capitalized interest	[6]		0	(690)	(1,179)
Financial (income) expense
Interest income from joint ventures and demand note	[7]		7,568	4,959	2,122
Interest expense and commitment fees	[8]		(2,151)	(998)	(352)
Total			9,485	3,743	(8,316)
Hoegh Gallant [Member]
Revenues
Time charter revenues	[9]		$ 12,575	$ 0	$ 0

[1]	Time charter revenues indemnified by Höegh LNG: Höegh LNG made payments of $6.5 million and $6.7 million for September and October 2014 invoices, respectively, for hire rate payments not received for the PGN FSRU Lampung pursuant to its agreement to indemnify the Partnership under the omnibus agreement. Refer to Indemnifications below and note 21. For the year ended December 31, 2014, revenue was recognized for the full amount of these payments.
[2]	Vessel operating expenses: Subsidiaries of Höegh LNG provides ship management of vessels, including crews and the provision of all other services and supplies.
[3]	Hours, travel expenses and overhead: Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support. These services are charges based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses. Subsequent to the closing of the IPO, this includes services under administrative service agreements.
[4]	Allocated administrative expenses: As described in note 2 until the closing of the IPO on August 12, 2014, administrative expenses of Höegh LNG that could not be attributed to a specific vessel or project based upon the time-write system were allocated to the consolidated and combined carve-out income statement based on the number of vessels, newbuildings and certain business development projects of Höegh LNG. For the period from January 1, 2014 to August 12, 2014 and for the year ended December 31, 2013, the allocated expenses also include cost incurred in preparation for the IPO.
[5]	Supervision cost: Höegh LNG Fleet Management AS managed the newbuilding process including site supervision including manning for the services and direct accommodation and travel cost. Manning costs are based upon actual hours incurred. Such costs, excluding overhead charges, were capitalized as part of the cost of the newbuilding and included in the construction contract expense for the Mooring.
[6]	Interest expense capitalized from Höegh LNG and affiliates: As described under 9) below, Höegh LNG and its affiliates have provided funding for the PGN FSRU Lampung and the Mooring (a component of the construction contract expense), which qualify under US GAAP as capitalized interest for the construction in progress.
[7]	Interest income from joint ventures and demand note: The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. The Partnership’s share of interest on the shareholder loans to the joint ventures is recorded as interest income. In the consolidated and combined carve-out statements of cash flows, the interest paid from joint ventures is treated as a return on investment and included in net cash flows from operating activities. Interest income also included interest on the $140 million demand note due from Höegh LNG. Refer to “Demand note due from owner” below.
[8]	Interest expense and commitment fees charged from Höegh LNG and affiliates: Höegh LNG and its affiliates provided an undrawn $85.0 million revolving credit facility for general partnership purposes which incurs a commitment fee and a $47 million seller’s credit note to finance part of the Höegh Gallant acquisition which incurs interest expense. Höegh LNG and its affiliates have provided loans and promissory notes and intercompany funding for the construction of the PGN FSRU Lampung, and the construction contract expense of the Mooring. Refer to “Amounts, loans and promissory notes due to owners and affiliates” below. Prior to transfer of the newbuilding and contracts to PT Hoegh LNG Lampung and the establishment of the promissory notes in October 2013, the carve-out financial statements include an allocation of debt and interest expense from Höegh LNG for the funding of construction of the PGN FSRU Lampung and the construction contract expense of the Mooring. Refer to 7) above which describes the interest expense, which was capitalized.
[9]	Time charter revenue Höegh Gallant: A subsidiary of Höegh LNG, EgyptCo, leases the Höegh Gallant.